Commitments and Contingencies - Other Commercial Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Aug. 31, 2024
Corporate Gurantee
Other Commitments [Line Items]
Bank guarantees, letters of credit and performance bonds	$ 20.8
Super senior revolving credit facility, guarantee facility
Other Commitments [Line Items]
Bank guarantees, letters of credit and performance bonds	26.5
Revolving credit facility	45.0		$ 45.0
Bank guarantees, letters of credit and performance bonds
Other Commitments [Line Items]
Bank guarantees, letters of credit and performance bonds	47.3	$ 38.0
Bank guarantees
Other Commitments [Line Items]
Restricted cash	$ 0.0	$ 0.0